Leases (Details) - Schedule of Financial Position Shows the Following Amounts Relating to Leases - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets
Right-of-use assets	$ 154,729	$ 207,087	$ 115,971
Lease liabilities
Current	107,131	107,177	57,632
Non-current	51,914	103,207	59,857
Total	$ 159,045	$ 210,384	$ 117,489